Representation and Warranty Reserve (Tables)	12 Months Ended
Dec. 31, 2017
Representation and Warranty Reserve Disclosures [Abstract]
Schedule of Representation and Warranty Reserve Activity
The following table shows the activity impacting the representation and warranty reserve:

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Balance, beginning of period	$27	$40	$53
Provision (benefit)
Gain on sale reduction for representation and warranty liability	4	5	7
Representation and warranty provision (benefit)	(13)	(19)	(19)
Total	(9)	(14)	(12)
(Charge-offs) recoveries, net	(3)	1	(1)
Balance, end of period	$15	$27	$40